Inventory	12 Months Ended
Dec. 31, 2022
Schedule Of Inventory
Inventory

Note 5 – Inventory:

Inventory is comprised of finished goods of dry packaged or rolled medical cannabis and cannabis oil, as well as the outputs of processing procedures, which include, inter alia, agricultural produce which has been transferred from biological assets, where the procedure of processing into finished goods has not yet been completed.

	December 31
	2022	2021
	NIS in thousands
Finished goods	50,140	39,256
Goods in process and dried inflorescence	69,993	23,057
Total inventory	120,133	62,313

Intercure Ltd.

Notes to the Consolidated Financial Statements